Income Taxes (Details Textual) (Detail) - Dec. 31, 2014 - USD ($)	Total
IncomeTaxesTextualAbstract
Effective federal statutory income tax rate, Percent	34.00%
Loss carryforwards begin to expire	2034
Valuation allowance	$ 1,407,513
Income tax examination, likelihood of unfavorable settlement	An uncertain tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Unrecognized tax benefits	$ 0
Unrecognized interest or penalties	0
Domestic Tax Authority
IncomeTaxesTextualAbstract
Net operating loss	1,087,279
Research credit carryforwards	$ 17,919
Credit carry forward begin to expire	2034
State and Local Jurisdiction
IncomeTaxesTextualAbstract
Net operating loss	$ 1,248,532
Research credit carryforwards	$ 15,710
Credit carry forward begin to expire	2029